SHARE-BASED COMPENSATION (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 04, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Aug. 06, 2024 shares	May 30, 2023 ₪ / shares shares	May 30, 2023 $ / shares shares
Share-Based Compensation [Line Items]
Share-Based Payment Arrangement, Expense | $		$ 5,798,000	$ 32,000	$ 5,862,000	$ 96,000	$ 130,000	$ 125,000
Available for grant shares (in Shares) | shares		63,953		63,953		4,019
Board of directors approved granting shares (in Shares) | shares						57,925
Warrants issued (in Shares) | shares						5,278			2,413	2,413
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | (per share)						$ 547.047			₪ 222.921	$ 222.921
Exercisable options granted term						10 years
Rate of average volatility						8.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $							529
Total unrecognized compensation cost | $						$ 284,000	$ 414,000
Weighted-average period						2 years 2 months 19 days	3 years 2 months 12 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Board of directors approved granting shares (in Shares) | shares	78,650
Board of directors approved granting | $	$ 5,578,000
Series A-1 Preferred Shares [Member]
Share-Based Compensation [Line Items]
Warrants issued (in Shares) | shares						427		140
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 241.02
Warrants and Rights Outstanding | $						$ 427	$ 427
Series A-3 Preferred Shares [Member]
Share-Based Compensation [Line Items]
Warrants issued (in Shares) | shares						446
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 410.283
Warrants and Rights Outstanding | $						$ 446	$ 446
Series A-4 Preferred Shares [Member]
Share-Based Compensation [Line Items]
Warrants issued (in Shares) | shares						12
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 222.921
Warrants and Rights Outstanding | $						$ 12